Dividends - Additional Information (Details) - Other Reserves - EUR (€) € / shares in Units, € in Thousands	Jan. 20, 2021	Jun. 11, 2020	Jun. 28, 2019
Dividend [Line Items]
Dividends paid, per share	€ 630	€ 500
Dividends paid	€ 11,200	€ 8,900	€ 6,170